27. Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Lease liabilities [abstract]
Schedule of changes in the balance of lease liabilities

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2019	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expenses	Foreign exchange gains and losses	Cumulative translation adjustment	Transfers	Balance at 06.30.2020
In Brazil	5,504	289	(809)	148	968	(1,571)	(7)	4,522
Abroad	18,357	663	(2,130)	505	3,090	(3,104)	11	17,392
Total	23,861	952	(2,939)	653	4,058	(4,675)	4	21,914

Payments relating to liabilities held for sale			-32
Net cash used in financing activities			(2,971)

Schedule of maturity of lease arrangements

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Maturity	2020	2021	2022	2023	2024	2025 onwards	Total

Balance at June 30, 2020	2,844	5,240	3,670	2,624	2,140	13,060	29,578
Balance at December 31, 2019	5,900	4,984	3,511	2,636	2,164	13,057	32,252